Reserves - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Claims and Benefits Payable
Favorable (unfavorable) loss development	$ 0.1	$ 0.1
Assurant Health and AEB
Claims and Benefits Payable
Favorable (unfavorable) loss development			$ 2.7